Statements Of Beneficiaries' Equity (USD $)	Certificate Holders' Equity [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total
Balance at Dec. 31, 2011	$ 12,752,340	$ (2,442,997)	$ 10,309,343
Net income	20,068,433		20,068,433
Other comprehensive income (loss)		20,888	20,888
Distributions declared	(21,000,000)		(21,000,000)
Balance at Dec. 31, 2012	11,820,773	(2,422,109)	9,398,664
Net income	14,790,714		14,790,714
Other comprehensive income (loss)		1,560,198	1,560,198
Distributions declared	(15,000,000)		(15,000,000)
Balance at Dec. 31, 2013	11,611,487	(861,911)	10,749,576
Net income	13,123,533		13,123,533
Other comprehensive income (loss)		(2,780,267)	(2,780,267)
Distributions declared	(14,025,000)		(14,025,000)
Balance at Dec. 31, 2014	$ 10,710,020	$ (3,642,178)	$ 7,067,842